INTANGIBLE ASSETS - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	$ 9,894
Cost at end of year	11,635	$ 9,894
Cost
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	10,470	4,732
Additions, net of disposals	117	79
Acquisitions through business combinations	3,208	5,515
Non-cash additions	7	18
Foreign currency translation	(1,287)	126
Cost at end of year	$ 12,515	$ 10,470